Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	$ 205,442	$ 186,428	$ 867,872	$ 698,144	$ 550,846
Purchase obligations	278,400		184,200
Sustainable, Sourcing and Traceability
Revenue
Purchase obligations	10,200
United States
Revenue
Revenues	185,561	153,016	719,437	583,011	445,210
All other countries
Revenue
Revenues	19,881	33,412	148,435	115,133	105,636
Product
Revenue
Revenues			867,872	698,144	550,846
Coffee & tea
Revenue
Revenues	146,349	121,682	569,464	445,466	344,919
Flavors, extracts & ingredients
Revenue
Revenues	33,862	25,666	112,155	98,850	72,460
Other
Revenue
Revenues	998	1,014	3,684	6,697	7,527
Green coffee
Revenue
Revenues	$ 24,233	$ 38,066	$ 182,569	$ 147,131	$ 125,940